LEASE LIABILITIES (Details) - USD ($)	Jun. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Commitments and Contingencies Disclosure [Abstract]
Right-of-use asset	$ 765,052	$ 378,013
Amortization of right-of-use asset	(82,963)	(39,709)
Right-of-use asset, net	682,089	338,304
Operating lease liability
Current portion of long-term lease	79,509	71,032
Long-term lease	602,580	286,139
Total operating lease liability	$ 682,089	$ 357,171